Long-Term Obligations	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Long-Term Debt
Long-Term Obligations

Note 7 — Long-Term Debt

Our long-term debt consists of the following:

	September 30,	March 31,
	2014	2014
	(in thousands)
Revolving credit facility —
Expansion capital borrowings	$137,000	$532,500
Working capital borrowings	942,500	389,500
5.125% Notes due 2019	400,000	—
6.875% Notes due 2021	450,000	450,000
6.650% Notes due 2022	250,000	250,000
TLP credit facility	252,000	—
Other long-term debt	10,913	14,914
	2,442,413	1,636,914
Less - current maturities	5,062	7,080
Long-term debt	$2,437,351	$1,629,834

Credit Agreement

On June 19, 2012, we entered into a credit agreement (as amended, the “Credit Agreement”) with a syndicate of banks. The Credit Agreement includes a revolving credit facility to fund working capital needs (the “Working Capital Facility”) and a revolving credit facility to fund acquisitions and expansion projects (the “Expansion Capital Facility,” and together with the Working Capital Facility, the “Revolving Credit Facility”).

The Working Capital Facility had a total capacity of $1.335 billion for cash borrowings and letters of credit at September 30, 2014. At that date, we had outstanding borrowings of $942.5 million and outstanding letters of credit of $209.2 million on the Working Capital Facility. The Expansion Capital Facility had a total capacity of $858.0 million for cash borrowings at September 30, 2014. At that date, we had outstanding borrowings of $137.0 million on the Expansion Capital Facility. The capacity available under the Working Capital Facility may be limited by a “borrowing base,” as defined in the Credit Agreement, which is calculated based on the value of certain working capital items at any point in time.

The commitments under the Credit Agreement expire on November 5, 2018. We have the right to prepay outstanding borrowings under the Credit Agreement without incurring any penalties, and prepayments of principal may be required if we enter into certain transactions to sell assets or obtain new borrowings.

All borrowings under the Credit Agreement bear interest, at our option, at (i) an alternate base rate plus a margin of 0.50% to 1.50% per annum or (ii) an adjusted LIBOR rate plus a margin of 1.50% to 2.50% per annum. The applicable margin is determined based on our consolidated leverage ratio, as defined in the Credit Agreement. At September 30, 2014, all borrowings under the Credit Agreement were LIBOR borrowings with an interest rate at September 30, 2014 of 1.91%, calculated as the LIBOR rate of 0.16% plus a margin of 1.75%. At September 30, 2014, the interest rate in effect on letters of credit was 2.00%. Commitment fees are charged at a rate ranging from 0.38% to 0.50% on any unused credit. At September 30, 2014, our outstanding borrowings and interest rates under our Revolving Credit Facility were as follows (dollars in thousands):

	Amount	Rate
Expansion Capital Facility —
LIBOR borrowings	$137,000	1.91%
Working Capital Facility —
LIBOR borrowings	942,500	1.91%

The Credit Agreement is secured by substantially all of our assets. The Credit Agreement specifies that our leverage ratio, as defined in the Credit Agreement, cannot exceed 4.25 to 1 at any quarter end. At September 30, 2014, our leverage ratio was approximately 3.4 to 1. The Credit Agreement also specifies that our interest coverage ratio, as defined in the Credit Agreement, cannot be less than 2.75 to 1 at any quarter end. At September 30, 2014, our interest coverage ratio was approximately 4.8 to 1.

The Credit Agreement contains various customary representations, warranties, and additional covenants, including, without limitation, limitations on fundamental changes and limitations on indebtedness and liens. Our obligations under the Credit Agreement may be accelerated following certain events of default (subject to applicable cure periods), including, without limitation, (i) the failure to pay principal or interest when due, (ii) a breach by the Partnership or its subsidiaries of any material representation or warranty or any covenant made in the Credit Agreement, or (iii) certain events of bankruptcy or insolvency.

At September 30, 2014, we were in compliance with the covenants under the Credit Agreement.

2019 Notes

On July 9, 2014, we issued $400.0 million of 5.125% Senior Notes Due 2019 (the “2019 Notes”) in a private placement exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to Rule 144A and Regulation S under the Securities Act. We received net proceeds of $393.5 million, after the initial purchasers’ discount of $6.0 million and estimated offering costs of $0.5 million. We used the net proceeds to reduce the outstanding balance on our Revolving Credit Facility.

The 2019 Notes mature on July 15, 2019. Interest is payable on January 15 and July 15 of each year. We have the right to redeem the 2019 Notes prior to the maturity date, although we would be required to pay a premium for early redemption.

The Partnership and NGL Energy Finance Corp. are co-issuers of the 2019 Notes, and the obligations under the 2019 Notes are guaranteed by certain of our existing and future restricted subsidiaries that incur or guarantee indebtedness under certain of our other indebtedness, including the Revolving Credit Facility. The purchase agreement and the indenture governing the 2019 Notes contain various customary representations, warranties, and additional covenants, including, without limitation, limitations on fundamental changes and limitations on indebtedness and liens. Our obligations under the purchase agreement and the indenture may be accelerated following certain events of default (subject to applicable cure periods), including, without limitation, (i) the failure to pay principal or interest when due, (ii) experiencing an event of default on certain other debt agreements, or (iii) certain events of bankruptcy or insolvency.

At September 30, 2014, we were in compliance with the covenants under the purchase agreement and indenture governing the 2019 Notes.

We also entered into a registration rights agreement whereby we have committed to exchange the 2019 Notes for a new issue of notes registered under the Securities Act that has substantially identical terms to the 2019 Notes on or before July 9, 2015. If we are unable to fulfill this obligation, we would be required to pay liquidated damages to the holders of the 2019 Notes.

2021 Notes

On October 16, 2013, we issued $450.0 million of 6.875% Senior Notes Due 2021 (the “2021 Notes”) in a private placement exempt from registration under the Securities Act pursuant to Rule 144A and Regulation S under the Securities Act. We received net proceeds of $438.4 million, after the initial purchasers’ discount of $10.1 million and offering costs of $1.5 million. We used the net proceeds to reduce the outstanding balance on our Revolving Credit Facility.

The 2021 Notes mature on October 15, 2021. Interest is payable on April 15 and October 15 of each year. We have the right to redeem the 2021 Notes prior to the maturity date, although we would be required to pay a premium for early redemption.

The Partnership and NGL Energy Finance Corp. are co-issuers of the 2021 Notes, and the obligations under the 2021 Notes are guaranteed by certain of our existing and future restricted subsidiaries that incur or guarantee indebtedness under certain of our other indebtedness, including the Revolving Credit Facility. The purchase agreement and the indenture governing the 2021 Notes contain various customary representations, warranties, and additional covenants, including, without limitation, limitations on fundamental changes and limitations on indebtedness and liens. Our obligations under the purchase agreement and the indenture may be accelerated following certain events of default (subject to applicable cure periods), including, without limitation, (i) the failure to pay principal or interest when due, (ii) experiencing an event of default on certain other debt agreements, or (iii) certain events of bankruptcy or insolvency.

At September 30, 2014, we were in compliance with the covenants under the purchase agreement and indenture governing the 2021 Notes.

We also entered into a registration rights agreement whereby we have committed to exchange the 2021 Notes for a new issue of notes registered under the Securities Act that has substantially identical terms to the 2021 Notes on or before October 16, 2014. Our inability to register the notes on time may result in liquidated damages of approximately $0.1 million per month.

2022 Notes

On June 19, 2012, we entered into a Note Purchase Agreement (as amended, the “Note Purchase Agreement”) whereby we issued $250.0 million of Senior Notes in a private placement (the “2022 Notes”). The 2022 Notes bear interest at a fixed rate of 6.65%. Interest is payable quarterly. The 2022 Notes are required to be repaid in semi-annual installments of $25.0 million beginning on December 19, 2017 and ending on the maturity date of June 19, 2022. We have the option to prepay outstanding principal, although we would incur a prepayment penalty. The 2022 Notes are secured by substantially all of our assets and rank equal in priority with borrowings under the Credit Agreement.

The Note Purchase Agreement contains various customary representations, warranties, and additional covenants that, among other things, limit our ability to (subject to certain exceptions): (i) incur additional debt, (ii) pay dividends and make other restricted payments, (iii) create or permit certain liens, (iv) create or permit restrictions on the ability of certain of our subsidiaries to pay dividends or make other distributions to us, (v) enter into transactions with affiliates, (vi) enter into sale and leaseback transactions and (vii) consolidate or merge or sell all or substantially all or any portion of our assets. In addition, the Note Purchase Agreement contains substantially the same leverage ratio and interest coverage ratio requirements as our Credit Agreement, which is described above.

The Note Purchase Agreement provides for customary events of default that include, among other things (subject in certain cases to customary grace and cure periods): (i) nonpayment of principal or interest, (ii) breach of certain covenants contained in the Note Purchase Agreement or the 2022 Notes, (iii) failure to pay certain other indebtedness or the acceleration of certain other indebtedness prior to maturity if the total amount of such indebtedness unpaid or accelerated exceeds $10.0 million, (iv) the rendering of a judgment for the payment of money in excess of $10.0 million, (v) the failure of the Note Purchase Agreement, the 2022 Notes, or the guarantees by the subsidiary guarantors to be in full force and effect in all material respects and (vi) certain events of bankruptcy or insolvency. Generally, if an event of default occurs (subject to certain exceptions), the trustee or the holders of at least 51% in aggregate principal amount of the then outstanding 2022 Notes of any series may declare all of the 2022 Notes of such series to be due and payable immediately.

At September 30, 2014, we were in compliance with the covenants under the Note Purchase Agreement.

TLP Credit Facility

On March 9, 2011, TLP entered into an amended and restated senior secured credit facility (“TLP Credit Facility”), which has been subsequently amended from time to time. The TLP Credit Facility provides for a maximum borrowing line of credit equal to the lesser of (i) $350 million and (ii) 4.75 times Consolidated EBITDA (as defined in the TLP Credit Facility: $352.9 million at September 30, 2014). TLP may elect to have loans under the TLP Credit Facility that bear interest either (i) at a rate of LIBOR plus a margin ranging from 2% to 3% depending on the total leverage ratio then in effect, or (ii) at the base rate plus a margin ranging from 1% to 2% depending on the total leverage ratio then in effect. TLP also pays a commitment fee on the unused amount of commitments, ranging from 0.375% to 0.50% per annum, depending on the total leverage ratio then in effect. TLP’s obligations under the TLP Credit Facility are secured by a first priority security interest in favor of the lenders in the majority of TLP assets.

The terms of the TLP Credit Facility include covenants that restrict TLP’s ability to make cash distributions, acquisitions and investments, including investments in joint ventures. TLP may make distributions of cash to the extent of its “available cash” as defined in the TLP partnership agreement. TLP may make acquisitions and investments that meet the definition of “permitted acquisitions”; “other investments” which may not exceed 5% of “consolidated net tangible assets”; and “permitted JV investments”. Permitted JV investments include up to $225 million of investments in BOSTCO, the “Specified BOSTCO Investment”. In addition to the Specified BOSTCO Investment, under the terms of the TLP Credit Facility, TLP may make an additional $75 million of other permitted JV investments (including additional investments in BOSTCO). The principal balance of loans and any accrued and unpaid interest are due and payable in full on the maturity date, March 9, 2016.

The TLP Credit Facility also contains customary representations and warranties (including those relating to organization and authorization, compliance with laws, absence of defaults, material agreements and litigation) and customary events of default (including those relating to monetary defaults, covenant defaults, cross defaults and bankruptcy events). The primary financial covenants contained in the TLP Credit Facility are (i) a total leverage ratio test (not to exceed 4.75 times), (ii) a senior secured leverage ratio test (not to exceed 3.75 times) in the event TLP issues senior unsecured notes, and (iii) a minimum interest coverage ratio test (not less than 3.0 times).

If TLP were to fail any financial performance covenant, or any other covenant contained in the TLP Credit Facility, TLP would seek a waiver from its lenders under such facility. If TLP was unable to obtain a waiver from its lenders and the default remained uncured after any applicable grace period, TLP would be in breach of the TLP Credit Facility, and the lenders would be entitled to declare all outstanding borrowings immediately due and payable. TLP was in compliance with all of the financial covenants under the TLP Credit Facility as of September 30, 2014.

At September 30, 2014, TLP had $252.0 million of outstanding borrowings under the TLP Credit Facility and no outstanding letters of credit.

The following table summarizes our basis in the assets and liabilities of TLP at September 30, 2014, inclusive of the impact of our acquisition accounting for the business combination with TransMontaigne (in thousands):

Cash and cash equivalents	$726
Accounts receivable - trade, net	12,252
Accounts receivable - affiliates	1,105
Inventories	1,613
Prepaid expenses and other current assets	1,363
Property, plant and equipment, net	504,272
Goodwill	29,118
Intangible assets, net	38,571
Investments in unconsolidated entities	268,410
Other noncurrent assets	1,910
Accounts payable - trade	(4,009)
Accounts payable - affiliates	(146)
Accrued expenses and other payables	(11,625)
Advanced payments received from customers	(141)
Long-term debt	(252,000)
Other noncurrent liabilities	(4,247)
Net assets	$587,172

Other Long-Term Debt

We have executed various noninterest bearing notes payable, primarily related to non-compete agreements entered into in connection with acquisitions of businesses. We also have certain notes payable related to equipment financing.

Debt Maturity Schedule

The scheduled maturities of our long-term debt are as follows at September 30, 2014:

	Revolving				TLP	Other
	Credit	2019	2021	2022	Credit	Long-Term
Year Ending March 31,	Facility	Notes	Notes	Notes	Facility	Debt	Total
	(in thousands)
2015 (six months)	$—	$—	$—	$—	$—	$2,345	$2,345
2016	—	—	—	—	252,000	3,128	255,128
2017	—	—	—	—	—	2,362	2,362
2018	—	—	—	25,000	—	1,459	26,459
2019	1,079,500	—	—	50,000	—	1,438	1,130,938
Thereafter	—	400,000	450,000	175,000	—	181	1,025,181
Total	$1,079,500	$400,000	$450,000	$250,000	$252,000	$10,913	$2,442,413

Note 8 — Long-Term Obligations

Our long-term debt consists of the following:

	March 31,
	2014	2013
	(in thousands)
Revolving credit facility —
Expansion capital loans	$532,500	$441,500
Working capital loans	389,500	36,000
Senior notes	250,000	250,000
Unsecured notes	450,000	—
Other notes payable	14,914	21,562
	1,636,914	749,062

Less - current maturities	7,080	8,626
Long-term debt	$1,629,834	$740,436

Credit Agreement

On June 19, 2012, we entered into a credit agreement (as amended, the “Credit Agreement”) with a syndicate of banks. The Credit Agreement includes a revolving credit facility to fund working capital needs (the “Working Capital Facility”) and a revolving credit facility to fund acquisitions and expansion projects (the “Expansion Capital Facility,” and together with the Working Capital Facility, the “Revolving Credit Facility”).

The Working Capital Facility had a total capacity of $935.5 million for cash borrowings and letters of credit at March 31, 2014. At March 31, 2014, we had outstanding cash borrowings of $389.5 million and outstanding letters of credit of $270.6 million on the Working Capital Facility. The Expansion Capital Facility had a total capacity of $785.5 million for cash borrowings at March 31, 2014. At March 31, 2014, we had outstanding cash borrowings of $532.5 million on the Expansion Capital Facility. The capacity available under the Working Capital Facility may be limited by a “borrowing base,” as defined in the Credit Agreement, which is calculated based on the value of certain working capital items at any point in time.

The commitments under the Credit Agreement expire on November 5, 2018. We have the right to pre-pay outstanding borrowings under the Credit Agreement without incurring any penalties, and pre-payments of principal may be required if we enter into certain transactions to sell assets or obtain new borrowings.

All borrowings under the Credit Agreement bear interest, at our option, at (i) an alternate base rate plus a margin of 0.50% to 1.50% per annum or (ii) an adjusted LIBOR rate plus a margin of 1.50% to 2.50% per annum. The applicable margin is determined based on our consolidated leverage ratio, as defined in the Credit Agreement. At March 31, 2014, the interest rate in effect on outstanding LIBOR borrowings was 1.91%, calculated as the LIBOR rate of 0.16% plus a margin of 1.75%. At March 31, 2014, the interest rate in effect on letters of credit was 1.75%. Commitment fees are charged at a rate ranging from 0.38% to 0.50% on any unused credit. At March 31, 2014, our outstanding borrowings and interest rates under our Revolving Credit Facility were as follows (dollars in thousands):

	Amount	Rate
Expansion capital facility —
LIBOR borrowings	$532,500	1.91%
Working capital facility —
LIBOR borrowings	358,000	1.91%
Base rate borrowings	31,500	4.00%

The Credit Agreement is secured by substantially all of our assets. The Credit Agreement specifies that our “leverage ratio,” as defined in the Credit Agreement, cannot exceed 4.25 to 1.0 at any quarter end. At March 31, 2014, our leverage ratio was approximately 3 to 1. The Credit Agreement also specifies that our “interest coverage ratio,” as defined in the Credit Agreement, cannot be less than 2.75 to 1 as of the last day of any fiscal quarter. At March 31, 2014, our interest coverage ratio was approximately 7 to 1.

The Credit Agreement contains various customary representations, warranties, and additional covenants, including, without limitation, limitations on fundamental changes and limitations on indebtedness and liens. Our obligations under the Credit Agreement may be accelerated following certain events of default (subject to applicable cure periods), including, without limitation, (i) the failure to pay principal or interest when due, (ii) a breach by the Partnership or its subsidiaries of any material representation or warranty or any covenant made in the Credit Agreement, or (iii) certain events of bankruptcy or insolvency.

At March 31, 2014, we were in compliance with the covenants under the Credit Agreement.

Senior Notes

On June 19, 2012, we entered into a note purchase agreement (as amended, the “Note Purchase Agreement”) whereby we issued $250.0 million of senior notes in a private placement (the “Senior Notes”). The Senior Notes have an aggregate principal amount of $250.0 million and bear interest at a fixed rate of 6.65%. Interest is payable quarterly. The Senior Notes are required to be repaid in semi-annual installments of $25.0 million beginning on December 19, 2017 and ending on the maturity date of June 19, 2022. We have the option to pre-pay outstanding principal, although we would incur a pre-payment penalty. The Senior Notes are secured by substantially all of our assets and rank equal in priority with borrowings under the Credit Agreement.

The Note Purchase Agreement contains various customary representations, warranties, and additional covenants that, among other things, limit our ability to (subject to certain exceptions): (i) incur additional debt, (ii) pay dividends and make other restricted payments, (iii) create or permit certain liens, (iv) create or permit restrictions on the ability of certain of our subsidiaries to pay dividends or make other distributions to us, (v) enter into transactions with affiliates, (vi) enter into sale and leaseback transactions and (vii) consolidate or merge or sell all or substantially all or any portion of our assets. In addition, the Note Purchase Agreement contains the same leverage ratio and interest coverage ratio requirements as our Credit Agreement, which are described above.

The Note Purchase Agreement provides for customary events of default that include, among other things (subject in certain cases to customary grace and cure periods): (i) non-payment of principal or interest, (ii) breach of certain covenants contained in the Note Purchase Agreement or the Senior Notes, (iii) failure to pay certain other indebtedness or the acceleration of certain other indebtedness prior to maturity if the total amount of such indebtedness unpaid or accelerated exceeds $10.0 million, (iv) the rendering of a judgment for the payment of money in excess of $10.0 million, (v) the failure of the Note Purchase Agreement, the Senior Notes, or the guarantees by the subsidiary guarantors to be in full force and effect in all material respects and (vi) certain events of bankruptcy or insolvency. Generally, if an event of default occurs (subject to certain exceptions), the trustee or the holders of at least 51% in aggregate principal amount of the then outstanding Senior Notes of any series may declare all of the Senior Notes of such series to be due and payable immediately.

At March 31, 2014, we were in compliance with the covenants under the Note Purchase Agreement and the Senior Notes.

Unsecured Notes

On October 16, 2013, we issued $450.0 million of 6.875% senior unsecured notes (the “Unsecured Notes”) in a private placement exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to Rule 144A and Regulation S under the Securities Act. We received net proceeds of $438.4 million, after the initial purchasers’ discount of $10.1 million and estimated offering costs of $1.5 million. We used the net proceeds to reduce the outstanding balance on our Revolving Credit Facility.

The Unsecured Notes mature on October 15, 2021. Interest is payable on April 15 and October 15 of each year. We have the right to redeem the Unsecured Notes prior to the maturity date, although we would be required to pay a premium for early redemption.

The purchase agreement and the indenture governing the Unsecured Notes contain various customary representations, warranties, and additional covenants, including, without limitation, limitations on fundamental changes and limitations on indebtedness and liens. Our obligations under the purchase agreement and the indenture may be accelerated following certain events of default (subject to applicable cure periods), including, without limitation, (i) the failure to pay principal or interest when due, (ii) experiencing an event of default on certain other debt agreements, or (iii) certain events of bankruptcy or insolvency.

At March 31, 2014, we were in compliance with the covenants under the Unsecured Notes.

We also entered into a registration rights agreement whereby we have committed to exchange the Unsecured Notes for a new issue of notes registered under the Securities Act that has substantially identical terms to the Unsecured Notes on or before October 16, 2014. If we are unable to fulfill this obligation, we would be required to pay liquidated damages to the holders of the Unsecured Notes.

Other Notes Payable

We have executed various non-interest bearing notes payable, primarily related to non-compete agreements entered into in connection with acquisitions of businesses. We also have certain notes payable related to equipment financing, which have interest rates ranging from 2.1% to 4.9% at March 31, 2014.

Debt Maturity Schedule

The scheduled maturities of our long-term debt are as follows at March 31, 2014:

	Revolving			Other
	Credit	Senior	Unsecured	Notes
Year Ending March 31,	Facility	Notes	Notes	Payable	Total
			(in thousands)
2015	$—	$—	$—	$7,081	$7,081
2016	—	—	—	3,614	3,614
2017	—	—	—	2,356	2,356
2018	—	25,000	—	1,449	26,449
2019	922,000	50,000	—	238	972,238
Thereafter	—	175,000	450,000	176	625,176
	$922,000	$250,000	$450,000	$14,914	$1,636,914

Previous Credit Facilities

On June 19, 2012, we made a principal payment of $306.8 million to retire our previous revolving credit facility. Upon retirement of this facility, we wrote off the portion of the debt issuance cost asset that had not yet been amortized. This expense is reported as “Loss on early extinguishment of debt” in our consolidated statement of operations for the year ended March 31, 2013.